Note 7 - Risk Management - Variation in expected loss (Details)	12 Months Ended
Dec. 31, 2020
Total Portfolio Member [Member] | BBVA Group [Member]
Expected Loss Variation Line Item
Under 100 Basic Point GDP	3,55%
Over 100 Basic Point GDP	(3,25%)
Total Portfolio Member [Member] | Spain Member [Member]
Expected Loss Variation Line Item
Under 100 Basic Point GDP	3,72%
Over 100 Basic Point GDP	(3,32%)
Total Portfolio Member [Member] | Mexico Member [Member]
Expected Loss Variation Line Item
Under 100 Basic Point GDP	3,91%
Over 100 Basic Point GDP	(3,64%)
Total Portfolio Member [Member] | Turkey Member [Member]
Expected Loss Variation Line Item
Under 100 Basic Point GDP	1,56%
Over 100 Basic Point GDP	(1,47%)
Retail Member [Member] | BBVA Group [Member]
Expected Loss Variation Line Item
Under 100 Basic Point GDP	3,47%
Over 100 Basic Point GDP	(3,14%)
Mortgage Member [Member] | BBVA Group [Member]
Expected Loss Variation Line Item
Under 100 Basic Point GDP	3,72%
Over 100 Basic Point GDP	(3,03%)
Mortgage Member [Member] | Spain Member [Member]
Expected Loss Variation Line Item
Under 100 Basic Point GDP	4,39%
Over 100 Basic Point GDP	(3,57%)
Under 100 Basic Points Home Price	5,41%
Over 100 basic points home price	(5,35%)
Mortgage Member [Member] | Mexico Member [Member]
Expected Loss Variation Line Item
Under 100 Basic Point GDP	2,20%
Over 100 Basic Point GDP	(2,07%)
Under 100 Basic Points Home Price	3,13%
Over 100 basic points home price	(4,47%)
Mortgage Member [Member] | Turkey Member [Member]
Expected Loss Variation Line Item
Under 100 Basic Point GDP	1,58%
Over 100 Basic Point GDP	(1,55%)
wholeshare member [Member] | BBVA Group [Member]
Expected Loss Variation Line Item
Under 100 Basic Point GDP	3,91%
Over 100 Basic Point GDP	(3,69%)
Fix Income Member [Member] | BBVA Group [Member]
Expected Loss Variation Line Item
Under 100 Basic Point GDP	1,58%
Over 100 Basic Point GDP	(1,97%)
Companies Member [Member] | Spain Member [Member]
Expected Loss Variation Line Item
Under 100 Basic Point GDP	3,96%
Over 100 Basic Point GDP	(3,53%)
Under 100 Basic Points Home Price	0,79%
Over 100 basic points home price	(0,77%)
Card Member [Member] | Mexico Member [Member]
Expected Loss Variation Line Item
Under 100 Basic Point GDP	6,30%
Over 100 Basic Point GDP	(5,78%)
Card Member [Member] | Turkey Member [Member]
Expected Loss Variation Line Item
Under 100 Basic Point GDP	1,62%
Over 100 Basic Point GDP	(1,47%)